Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Columbia Select Corporate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Select Corporate Income Fund
Class Name	Class A
Trading Symbol	LIIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611 .
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 43	0.84% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 1,882,293,901
Holdings Count | Holding	733
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,882,293,901
Total number of portfolio holdings	733
Portfolio turnover for the reporting period	46%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Citigroup, Inc. 09/11/2031 4.503%	2.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
U.S. Treasury 05/15/2045 5.000%	1.5%
Merck & Co, Inc. 09/15/2035 4.950%	1.3%
U.S. Treasury 08/15/2045 4.875%	1.3%
Bank of America Corp. 10/24/2031 1.922%	1.3%
BAE Systems PLC 02/15/2031 1.900%	1.3%
ERAC USA Finance LLC 05/01/2028 4.600%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top
Holdings
Citigroup, Inc. 09/11/2031 4.503%	2.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
U.S. Treasury 05/15/2045 5.000%	1.5%
Merck & Co, Inc. 09/15/2035 4.950%	1.3%
U.S. Treasury 08/15/2045 4.875%	1.3%
Bank of America Corp. 10/24/2031 1.922%	1.3%
BAE Systems PLC 02/15/2031 1.900%	1.3%
ERAC USA Finance LLC 05/01/2028 4.600%	1.3%

Columbia Select Corporate Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Corporate Income Fund
Class Name	Institutional Class
Trading Symbol	SRINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the
reporting
period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 30	0.59% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 1,882,293,901
Holdings Count | Holding	733
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,882,293,901
Total number of portfolio holdings	733
Portfolio turnover for the reporting period	46%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Citigroup, Inc. 09/11/2031 4.503%	2.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
U.S. Treasury 05/15/2045 5.000%	1.5%
Merck & Co, Inc. 09/15/2035 4.950%	1.3%
U.S. Treasury 08/15/2045 4.875%	1.3%
Bank of America Corp. 10/24/2031 1.922%	1.3%
BAE Systems PLC 02/15/2031 1.900%	1.3%
ERAC USA Finance LLC 05/01/2028 4.600%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Citigroup, Inc. 09/11/2031 4.503%	2.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
U.S. Treasury 05/15/2045 5.000%	1.5%
Merck & Co, Inc. 09/15/2035 4.950%	1.3%
U.S. Treasury 08/15/2045 4.875%	1.3%
Bank of America Corp. 10/24/2031 1.922%	1.3%
BAE Systems PLC 02/15/2031 1.900%	1.3%
ERAC USA Finance LLC 05/01/2028 4.600%	1.3%

Columbia Select Corporate Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Corporate Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CPIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 25	0.48% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 1,882,293,901
Holdings Count | Holding	733
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,882,293,901
Total number of portfolio holdings	733
Portfolio turnover for the reporting period	46%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Citigroup, Inc. 09/11/2031 4.503%	2.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
U.S. Treasury 05/15/2045 5.000%	1.5%
Merck & Co, Inc. 09/15/2035 4.950%	1.3%
U.S. Treasury 08/15/2045 4.875%	1.3%
Bank of America Corp. 10/24/2031 1.922%	1.3%
BAE Systems PLC 02/15/2031 1.900%	1.3%
ERAC USA Finance LLC 05/01/2028 4.600%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Citigroup, Inc. 09/11/2031 4.503%	2.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
U.S. Treasury 05/15/2045 5.000%	1.5%
Merck & Co, Inc. 09/15/2035 4.950%	1.3%
U.S. Treasury 08/15/2045 4.875%	1.3%
Bank of America Corp. 10/24/2031 1.922%	1.3%
BAE Systems PLC 02/15/2031 1.900%	1.3%
ERAC USA Finance LLC 05/01/2028 4.600%	1.3%

Columbia Select Corporate Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Corporate Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CRIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 23	0.45% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 1,882,293,901
Holdings Count | Holding	733
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,882,293,901
Total number of portfolio holdings	733
Portfolio turnover for the reporting period	46%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Citigroup, Inc. 09/11/2031 4.503%	2.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
U.S. Treasury 05/15/2045 5.000%	1.5%
Merck & Co, Inc. 09/15/2035 4.950%	1.3%
U.S. Treasury 08/15/2045 4.875%	1.3%
Bank of America Corp. 10/24/2031 1.922%	1.3%
BAE Systems PLC 02/15/2031 1.900%	1.3%
ERAC USA Finance LLC 05/01/2028 4.600%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top
Holdings
Citigroup, Inc. 09/11/2031 4.503%	2.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
U.S. Treasury 05/15/2045 5.000%	1.5%
Merck & Co, Inc. 09/15/2035 4.950%	1.3%
U.S. Treasury 08/15/2045 4.875%	1.3%
Bank of America Corp. 10/24/2031 1.922%	1.3%
BAE Systems PLC 02/15/2031 1.900%	1.3%
ERAC USA Finance LLC 05/01/2028 4.600%	1.3%

Columbia Select Corporate Income Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Select Corporate Income Fund
Class Name	Class S
Trading Symbol	SRIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 30	0.59% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 1,882,293,901
Holdings Count | Holding	733
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,882,293,901
Total number of portfolio holdings	733
Portfolio turnover for the reporting period	46%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Citigroup, Inc. 09/11/2031 4.503%	2.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
U.S. Treasury 05/15/2045 5.000%	1.5%
Merck & Co, Inc. 09/15/2035 4.950%	1.3%
U.S. Treasury 08/15/2045 4.875%	1.3%
Bank of America Corp. 10/24/2031 1.922%	1.3%
BAE Systems PLC 02/15/2031 1.900%	1.3%
ERAC USA Finance LLC 05/01/2028 4.600%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top
Holdings
Citigroup, Inc. 09/11/2031 4.503%	2.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
U.S. Treasury 05/15/2045 5.000%	1.5%
Merck & Co, Inc. 09/15/2035 4.950%	1.3%
U.S. Treasury 08/15/2045 4.875%	1.3%
Bank of America Corp. 10/24/2031 1.922%	1.3%
BAE Systems PLC 02/15/2031 1.900%	1.3%
ERAC USA Finance LLC 05/01/2028 4.600%	1.3%

[1]	Annualized.